Commitments and Contingencies (Minimum Lease Obligations) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Future minimum lease obligations under non-cancelable operating leases
2016	$ 26.1
2017	26.9
2018	24.3
2019	22.3
2020	20.8
Thereafter	92.8
Total	$ 213.2